SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Contract Assetsliabilities
Beginning Balance	$ 131,564	$ 101,718	$ 62,779
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(92,335)	(47,095)	(52,755)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	93,334	76,343	91,499
Exchange difference	2	598	195
Ending Balance	$ 132,565	$ 131,564	$ 101,718